Fair Value, Fair Value of Assets Measured on a Recurring Basis (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial transmission rights	$ 393	$ 1,388	$ 1,388	$ 7,545
Total financial assets measured at fair value	4,039	19,234	19,234	22,945
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial transmission rights	0	0	0	0
Total financial assets measured at fair value	3,646	3,552	3,552	3,228
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial transmission rights	0	0	0	0
Total financial assets measured at fair value	0	14,294	14,294	12,172
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial transmission rights	393	1,388	1,388	7,545
Total financial assets measured at fair value	393	1,388	$ 1,388	7,545
Indianapolis Power And Light Company
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial transmission rights	393	1,388		7,545
Total financial assets measured at fair value	393	1,388		7,545
Indianapolis Power And Light Company | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial transmission rights	0	0		0
Total financial assets measured at fair value	0	0		0
Indianapolis Power And Light Company | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial transmission rights	0	0		0
Total financial assets measured at fair value	0	0		0
Indianapolis Power And Light Company | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial transmission rights	393	1,388		7,545
Total financial assets measured at fair value	$ 393	$ 1,388		$ 7,545